Related Parties (Details Textual) - Late Co-founder [Member] $ in Thousands	12 Months Ended
Dec. 31, 2011 USD ($)
Related Party Transaction [Line Items]
Due to Related Parties	$ 263
Debt Instrument, Description of Variable Rate Basis	LIBOR + 1%